Organization and nature of business (Details Narrative)	2 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)
Forward Split ratio		71.62
Issuance of ordinary shares for acquisition, amount | $			$ 18,373,771
Represents the information pertaining to CN Energy Development. [Member] | Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries	100.00%
Represents the information pertaining to Manzhouli Zhongxing Energy Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries	100.00%
Represents the information pertaining to Manzhouli CN Energy. [Member]
Ownership interest (as a percent)		90.00%
Ownership interest held by non controlling owners		70.00%
CnEnergy Development [Member]
Ownership interest (as a percent)		10.00%	100.00%
Ownership interest held by non controlling owners		100.00%
Issuance of Ordinary Shares, net of offering expenses (in shares) | shares		10,000,000
Zhejiang CN Energy. [Member]
Ownership interest (as a percent)			100.00%
Ownership interest held by non controlling owners		30.00%
Issuance of ordinary shares for acquisition, amount | $		$ 18,373,771
Issuance of ordinary shares for acquisition, shares | shares		8,819,520
Zhejiang CN Energy. [Member] | Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries		100.00%
Zhejiang CN Energy. [Member] | Represents the information pertaining to CN Energy Development. [Member]
Transfer of equity interest in subsidiaries	60.00%
Agreement No. 1 [Member]
Description of agreement		CN Energy Development agreed to transfer all of its equity interest in Hangzhou Forasen, which constituted 100% of the issued and outstanding equity of Hangzhou Forasen, to Sentuo in consideration of RMB 29,478, which shall be paid by Sentuo within five business days from the date of the Agreement
Agreement No. 2 [Member]
Description of agreement		Zhejiang CN Energy agreed to transfer 90% of its equity in CN Energy Development and its subsidiaries (Khingan Forasen and Zhongxing Energy), and Manzhouli CN Energy agreed to transfer its 10% of equity in CN Energy Development to Shanghai Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”) for a total purchase price of RMB138,204,751 (approximately $19,690,929), which shall be paid by Xinbaocheng in installments according to the schedules set forth in the Agreement